Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Deferred Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Series A Convertible Preferred Shares	Series B Convertible Preferred Shares	Series B Convertible Preferred Shares Additional Paid-in Capital	Series C Convertible Preferred Shares	Series C Convertible Preferred Shares Additional Paid-in Capital
Beginning balance at Dec. 31, 2019	$ 101,348	$ 4	$ 1	$ 117,968	$ 8,109	$ (24,813)
Beginning balance, shares at Dec. 31, 2019							28,250,000	34,794,714
Beginning balance at Dec. 31, 2019							$ 36	$ 43
Beginning balance, shares at Dec. 31, 2019		2,534,207	991,865
Issuance of convertible preferred shares, net of issuance costs								$ 23		$ 32
Issuance of convertible preferred shares, net of issuance costs, shares								17,397,356		24,412,603
Issuance of convertible preferred shares, net of issuance costs								$ 44,124	$ 44,101	$ 69,894	$ 69,862
Issuance of ordinary shares (Note 7)		$ 2		(2)
Issuance of ordinary shares (Note 7), shares		1,993,503
Conversion of ordinary shares into deferred shares			$ 1	(1)
Conversion of ordinary shares into deferred shares, share		(137,790)	548,040
Repurchase of deferred shares			$ (2)	2
Repurchase of deferred shares, shares			(1,509,384)
Share-based compensation expense	2,992			2,992
Unrealized gain on foreign currency translation	4,213				4,213
Net loss	(33,199)					(33,199)
Ending balance at Dec. 31, 2020	189,372	$ 6		234,922	12,322	(58,012)
Ending balance, shares at Dec. 31, 2020							28,250,000	52,192,070		24,412,603
Ending balance at Dec. 31, 2020							$ 36	$ 66		$ 32
Ending balance, shares at Dec. 31, 2020		4,389,920	30,521
Issuance of ordinary shares (Note 7)	160,624	$ 14		160,610
Issuance of ordinary shares (Note 7), shares		9,750,000
Conversion of ordinary shares into deferred shares, share		(18,262)	78,537
Effect of corporate reorganization including conversion of preferred share to ordinary share		$ 34	$ 128	(28)
Effect of Corporate Reorganization including Conversion of Preferred Share to Ordinary Share, shares							(28,250,000)	(52,192,070)		(24,412,603)
Effect of corporate reorganization including conversion of preferred share to ordinary share							$ (36)	$ (66)		$ (32)
Effect of Corporate Reorganization including Conversion of Preferred Share to Ordinary Share, shares		26,481,831	(109,057)
Share-based compensation expense	6,317			6,317
Unrealized gain on foreign currency translation	(5,686)				(5,686)
Net loss	(61,099)					(61,099)
Ending balance at Dec. 31, 2021	289,528	$ 54	$ 128	401,821	6,636	(119,111)
Ending balance, shares at Dec. 31, 2021		40,603,489	1
Issuance of ordinary shares under employee share purchase plan	1			1
Issuance of ordinary shares under employee share purchase plan, shares		493
Forfeiture of ordinary shares, shares		(6,036)
Conversion of ordinary shares into deferred shares, share		334,781
Share-based compensation expense	7,022			7,022
Unrealized gain on foreign currency translation	(28,331)				(28,331)
Net loss	(71,176)					(71,176)
Ending balance at Dec. 31, 2022	$ 197,044	$ 54	$ 128	$ 408,844	$ (21,695)	$ (190,287)
Ending balance, shares at Dec. 31, 2022	0
Ending balance, shares at Dec. 31, 2022		40,932,727	1